Leases - Balance Sheet Location (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sale Leaseback Transaction [Line Items]
Total	$ 6.8	$ 6.3	$ 7.5
Trade Accounts Receivable
Sale Leaseback Transaction [Line Items]
Total	4.8	5.4	5.0
Other Assets
Sale Leaseback Transaction [Line Items]
Total	$ 2.0	$ 0.9	$ 2.5